Property and Equipment, Net (Details) - Schedule of Carrying Value of the Pledged Buildings and Improvements - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Carrying Value of the Pledged Buildings and Improvements [Abstract]
Buildings and improvements, at cost	$ 4,995,614	$ 4,963,911
Less: accumulated depreciation	(925,894)	(498,266)
Buildings and improvements, net	$ 4,069,720	$ 4,465,645